CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income / (loss)	€ 308	€ 262	€ (17)
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	157	114	(20)
Income tax on remeasurement on post-employment benefit obligations	(35)	(16)	5
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(8)	(17)	26
Income tax on cash flow hedges	2	4	(7)
Currency translation differences	21	34	(18)
Other comprehensive income / (loss)	137	119	(14)
Total comprehensive income / (loss)	445	381	(31)
Attributable to:
Equity holders of Constellium	439	374	(34)
Non-controlling interests	6	7	3
Total comprehensive income / (loss)	€ 445	€ 381	€ (31)